Equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended
		Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Number of ordinary nominative shares			132,197,896	121,086,781
Par value	[1]		R$ 0.00027	R$ 0.56958
Share capital			R$ 36	R$ 68,968
Stock Split, Conversion Ratio		1:68.14
Retained earnings reserve			R$ 125,957	R$ 95,515	R$ 23,979

[1]	In November 2021 the Group’s shareholders approved a capital stock share split with a 1:68.14 share split ratio. As a result of the share split, the Group’s historical financial statements have been revised to reflect the number of shares and per share data as if the share split had been in effect for all periods presented.